Shareholder' equity - Schedule of Changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares (Details) € / shares in Units, € in Thousands, $ in Thousands		7 Months Ended	12 Months Ended
	Jul. 29, 2025 EUR (€) € / shares shares	Jul. 29, 2025 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares
Disclosure of reserves within equity [line items]
Share issue related cost | €	€ 1,200
Treasury price, per share | € / shares	€ 8.95	€ 8.95
Sale of treasury shares, net | €			€ 107,216			€ 3,654
Percentage of ordinary shares outstanding	10.00%
Total equity attributable to shareholders of the Parent Company
Disclosure of reserves within equity [line items]
Sale of treasury shares, net | €			€ 107,216			€ 3,654
Equity settled share based payments
Disclosure of reserves within equity [line items]
Other long-term employee benefits | $					$ 7,500		$ 7,500
CEO 2022-2024 LTIP
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		588,000	588,000
Number of shares issued, end of period (in shares)			368,943	588,000	588,000
CEO IPO Performance Share Units Plan
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		360,000	360,000
Number of shares issued, end of period (in shares)				360,000	360,000
Zegna directors
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		430,000	430,000
Number of shares issued, end of period (in shares)				430,000	430,000
Senior Management Team
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		609,756	609,756
Number of shares issued, end of period (in shares)				609,756	609,756
Zegna non-executive directors
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		78,460	78,460
Number of shares issued, end of period (in shares)			76,400	78,460	78,460
Senior Management Team (excluding the CEO)
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		127,000	127,000	30,000	30,000
Number of shares issued, end of period (in shares)			1,140,546	127,000	127,000	30,000	30,000
Share Capital
Disclosure of reserves within equity [line items]
At beginning of period | €		€ 9,154	€ 9,154	€ 9,154
At end of period | €			9,154	9,154		€ 9,154
Share premium
Disclosure of reserves within equity [line items]
At beginning of period | €		€ 782,587	782,587	782,587
At end of period | €			€ 782,587	€ 782,587		€ 782,587
Outstanding ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		252,503,479	252,503,479	250,310,263	250,310,263
Ordinary shares assigned under share-based payments (in shares)			1,615,889	2,193,216	2,193,216
Sale Of treasury shares			14,121,062
Number of shares issued, end of period (in shares)			268,240,430	252,503,479	252,503,479	250,310,263	250,310,263
Shares issued of transaction cost	26,800,000	26,800,000
Number of shares outstanding (in shares)	12,700,000	12,700,000
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		50,201,247	50,201,247	52,394,463	52,394,463
Ordinary shares assigned under share-based payments (in shares)			(1,615,889)	(2,193,216)	(2,193,216)
Sale Of treasury shares			(14,121,062)
Number of shares issued, end of period (in shares)			34,464,296	50,201,247	50,201,247	52,394,463	52,394,463
Total ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		302,704,726	302,704,726	302,704,726	302,704,726
Number of shares issued, end of period (in shares)			302,704,726	302,704,726	302,704,726	302,704,726	302,704,726
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued, beginning of period (in shares)		154,981,350	154,981,350	154,981,350	154,981,350
Ordinary shares assigned under share-based payments (in shares)			0
Sale Of treasury shares			0
Number of shares issued, end of period (in shares)			154,981,350	154,981,350	154,981,350	154,981,350	154,981,350